BOARD OF DIRECTORS - Directors Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mr Sijmen de Vries
Director Renumeration [Line Items]
Fixed remuneration	$ 681	$ 614	$ 568
Short-term variable: annual bonus	357	431	347
Share-based payments	1,264	1,739	546
Post-employment benefits	120	107	81
Other	38	37	36
Total	2,460	2,927	1,578
Mr Bruno Gianettie
Director Renumeration [Line Items]
Fixed remuneration	0	402	371
Short-term variable: annual bonus	0	201	190
Share-based payments	0	708	324
Post-employment benefits	0	85	78
Other	0	27	9
Total	0	1,424	973
Mr Robin Wright
Director Renumeration [Line Items]
Fixed remuneration	0	155	355
Short-term variable: annual bonus	0	14	167
Share-based payments	0	107	128
Post-employment benefits	0	15	26
Other	0	350	0
Total	$ 0	$ 641	$ 676